Income Taxes - Summary of deferred tax assets (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset
Net operating loss carryforward
Startup/Organizational Costs	286,152	$ 8,937
Total deferred tax assets	286,152	8,937
Valuation Allowance	(286,152)	(8,937)
Deferred tax asset, net of allowance